ACCOUNTS AND NOTES RECEIVABLE, NET - Movements in allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Movements in allowance for doubtful accounts
Balance at beginning of the year	$ (1,031)	¥ (6,708)	¥ (7,956)	¥ (11,555)
Additions	(2,914)	(18,958)	(14,851)	(16,782)
Write-offs	3,054	19,872	16,099	20,381
Balance at end of the year	$ (891)	¥ (5,794)	¥ (6,708)	¥ (7,956)